Revenue Recognition - Percentages By Source of Net Operating Revenue (Details) - Customer Concentration Risk	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer Benchmark | Commercial insurers
Concentration Risk [Line Items]
Concentration risk percentage	70.00%	69.00%	69.00%	68.00%	69.00%	67.00%	67.00%
Revenue Benchmark
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Revenue Benchmark | Government payers
Concentration Risk [Line Items]
Concentration risk percentage	17.00%	18.00%	16.00%	16.00%	17.00%	17.00%	17.00%
Revenue Benchmark | Patient
Concentration Risk [Line Items]
Concentration risk percentage	13.00%	13.00%	15.00%	16.00%	14.00%	16.00%	16.00%